RELATED-PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedules of Related Party Transactions
Amounts paid for such services were as follows:

	Year ended December 31,
	2013	2012	2011
	(In thousands)
Payments for electricity management consulting services	$199	$204	$11
The payable to our general partner for expenses that were paid on our behalf and the receivable from the general partner for expenses that we paid that were not allocated to the Partnership were as follows:

	December 31,
	2013	2012
	(In thousands)
Due to affiliate	$653	$—
Due from affiliate	—	774
Expenses incurred and allocated to us by the general partner under our partnership agreement were as follows:

	Year ended December 31,
	2013	2012	2011
	(In thousands)
General and administrative expense allocation	$3,914	$1,200	$—